LOANS (Details 4) (Consumer, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Loans receivable
Number of days past due, default status	60 days
Commercial market loans
Loans receivable
Number of days past due, default status	90 days
In North America Offices
Loans receivable
Number of loans modified	363,482	764,525
Post-modification recorded investment	$ 10,509	$ 10,425
Chapter 7 bankruptcy charge-offs	604
Deferred principal	15	83
Contingent principal forgiveness	7	51
Principal forgiveness	631	1
Loans in default	1,828	3,249
In North America Offices | Residential First Mortgage Loans
Loans receivable
Number of loans modified	59,869	33,025
Post-modification recorded investment	8,107	5,137
Chapter 7 bankruptcy charge-offs	154
Deferred principal	10	66
Contingent principal forgiveness	7	50
Principal forgiveness	553
Average interest rate reduction (as a percent)	1.00%	2.00%
Loans in default	1,145	1,713
In North America Offices | Residential First Mortgage Loans | New OCC guidance
Loans receivable
Post-modification recorded investment	0
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankcruptcy	2,740
In North America Offices | Home equity loans
Loans receivable
Number of loans modified	33,586	18,099
Post-modification recorded investment	862	923
Chapter 7 bankruptcy charge-offs	450
Deferred principal	5	17
Contingent principal forgiveness		1
Principal forgiveness	78
Average interest rate reduction (as a percent)	2.00%	4.00%
Loans in default	128	113
In North America Offices | Home equity loans | New OCC guidance
Loans receivable
Post-modification recorded investment	409
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankcruptcy	497
In North America Offices | Credit cards
Loans receivable
Number of loans modified	204,999	611,715
Post-modification recorded investment	1,053	3,554
Average interest rate reduction (as a percent)	16.00%	19.00%
Loans in default	434	1,307
In North America Offices | Installment and other
Loans receivable
Number of loans modified	64,858	101,107
Post-modification recorded investment	469	756
Average interest rate reduction (as a percent)	6.00%	4.00%
Loans in default	121	113
In North America Offices | Commercial market loans
Loans receivable
Number of loans modified	170	579
Post-modification recorded investment	18	55
Principal forgiveness		1
Loans in default		3
In offices outside North America
Loans receivable
Number of loans modified	261,828	366,622
Post-modification recorded investment	1,411	1,655
Contingent principal forgiveness	1
Principal forgiveness	6	16
Loans in default	396	706
In offices outside North America | Residential First Mortgage Loans
Loans receivable
Number of loans modified	9,447	8,206
Post-modification recorded investment	324	311
Principal forgiveness	2	5
Average interest rate reduction (as a percent)	1.00%	1.00%
Loans in default	64	123
In offices outside North America | Home equity loans
Loans receivable
Number of loans modified	58	61
Post-modification recorded investment	4	4
Loans in default	1	2
In offices outside North America | Credit cards
Loans receivable
Number of loans modified	206,755	225,238
Post-modification recorded investment	632	628
Principal forgiveness	1	2
Average interest rate reduction (as a percent)	29.00%	24.00%
Loans in default	209	329
In offices outside North America | Installment and other
Loans receivable
Number of loans modified	45,191	133,062
Post-modification recorded investment	280	545
Principal forgiveness	1	8
Average interest rate reduction (as a percent)	22.00%	12.00%
Loans in default	117	238
In offices outside North America | Commercial market loans
Loans receivable
Number of loans modified	377	55
Post-modification recorded investment	171	167
Contingent principal forgiveness	1
Principal forgiveness	2	1
Loans in default	$ 5	$ 14